Revenues	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Revenues

Note 3: Revenues

Significant accounting policies

Effective January 1, 2018, revenue is recognized when control of the Company’s products or services is transferred to customers. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled. Such consideration is net of estimated returns, discounts, value-added and other sales taxes.

The Company derives its revenue from selling information, software and services. Revenue is generally recognized as follows:

Recurring revenues

Recurring revenue is generally recognized on a ratable basis over the contract term.

Recurring revenues primarily consist of fees to access products or services delivered electronically over time, such as Westlaw and Checkpoint. These products are generally provided under subscription arrangements, which most customers renew at the end of each subscription term. The majority of subscription arrangements have multiple year terms that range from one to five years. Recurring revenues also include fees from software maintenance arrangements that are recognized over the maintenance period. Arrangements may be billed in advance or in arrears.

Transactions revenues

Transactions revenues are recognized primarily at a point in time and based on their type, as follows:

●	Volume-based fees related to online searches are recognized based on usage;
●	Fees from software licenses with no future obligations are recognized at the point of delivery; and
●	Professional fees from service and consulting arrangements are recognized as services are performed, generally based on hours incurred, reflecting the continuous transfer of control to the customer.

Transactions revenues may be billed in advance or in arrears.

Print revenues

Print revenues are generally recognized at the point of shipment.

Print revenue consists of fees for content that is delivered in traditional paper format rather than online. Revenue is generally billed at shipment.

The Company also considers the following when recognizing revenue:

Multiple performance obligations

Certain customer contracts include multiple products and services, which are accounted for as separate performance obligations when they are distinct. A product or service is distinct if a customer can benefit from it either on its own or with other readily available resources, and the promise to transfer the good or service is separately identifiable in the contract. The transaction price is allocated to the separate performance obligations based on the relative standalone selling price.

A series of distinct goods or services is accounted for as a single performance obligation if the items in the series are substantially the same, have the same pattern of transfer and: (1) each distinct item in the series represents a performance obligation that would be satisfied over time, and (2) the measure to satisfy the performance obligation for each distinct item in the series is the same.

Certain arrangements include installation or implementation services. If these services are distinct, consideration is allocated to them and they are recognized as services are performed and included as transaction revenues. If the services are not distinct, they are recognized as part of the related subscription arrangement or as part of the related software license, as applicable.

Sales involving third parties

Revenue from sales of third party content or services delivered on the Company’s platforms is recorded net of costs when the Company is acting as an agent between the customer and the vendor, and gross when the Company is a principal to the transaction.

Deferred revenue

Deferred revenue is recorded when cash payments are received or due in advance of the transfer of the related products or services.

Contract costs

Incremental costs of obtaining a contract with a customer are recognized as an asset if the benefit of such costs is expected to be longer than one year, and amortized on a straight-line basis over the period that the product or service is transferred to the customer. Incremental costs include sales commissions to direct sales people as well as to account executives and sales management. Sales commissions on new customer contracts are generally paid at significantly higher rates than renewals. As such:

●

Assets related to new customer contracts are amortized over three years, which may anticipate renewal periods, as management estimates that this corresponds to the period over which a customer benefits from existing technology in the underlying product or service; and

●	Assets related to renewal customer contracts are amortized over the term of the contract if they are commensurate with previous renewals commissions.

The Company recognizes the following assets, “Deferred commissions” short-term, included within “Prepaid expenses and other current assets” and “Deferred commissions” long-term, included within “Other non-current assets” in the consolidated statement of financial position for costs to obtain a contract.

The Company applied the practical expedient in IFRS 15 to recognize the incremental cost of obtaining a contract as an expense when incurred, if the amortization period is one year or less.

Critical judgments in applying accounting policies

Management exercises significant judgment to determine the following when applying the accounting policy:

●	whether multiple products and services in customer contracts are distinct performance obligations that should be accounted for separately, or whether they must be accounted for together
¡	In making the determination, management considers, for example, whether the Company regularly sells a good or service separately, or whether the goods or services are highly interrelated.
●	the standalone selling price (SSP) for each distinct performance obligation
¡

The Company typically has more than one SSP for individual products and services due to the stratification of its offerings by customer. As a result, management determines the SSP taking into consideration market conditions and other factors, including the value of its contracts, the product or service sold, the customer’s market, geographic location, and the number and types of users in each contract.

●	the period over which to amortize assets arising from incremental costs of obtaining a contract
¡

As management estimates that period corresponds to the period over which a customer benefits from existing technology in the underlying product or service, this judgment is closely linked with the determination of software amortization periods.

Revenues by type and geography

The following tables disaggregate revenues by type and geography and reconcile them to reportable segments from continuing operations for the three and six months ended June 30, 2018 and 2017 (see note 4).

Revenues by type	Legal		Tax & Accounting		Reuters News		Total
Three months ended June 30,	2018	2017	2018	2017	2018	2017	2018	2017
Recurring	640	613	277	269	64	62	981	944
Transactions	79	77	70	70	8	12	157	159
Print	163	168	12	11	-	-	175	179
Eliminations	-	-	-	-	-	-	(2)	(2)
Total	882	858	359	350	72	74	1,311	1,280

Revenues by type	Legal		Tax & Accounting		Reuters News		Total
Six months ended June 30,	2018	2017	2018	2017	2018	2017	2018	2017
Recurring	1,277	1,217	587	557	126	125	1,990	1,899
Transactions	155	154	184	185	18	23	357	362
Print	322	328	25	25	-	-	347	353
Eliminations	-	-	-	-	-	-	(4)	(3)
Total	1,754	1,699	796	767	144	148	2,690	2,611

Revenues by geography (country of destination)	Legal		Tax & Accounting		Reuters News		Total
Three months ended June 30,	2018	2017	2018	2017	2018	2017	2018	2017
U.S.	697	670	281	277	19	18	997	965
Canada (country of domicile)	32	37	10	10	1	1	43	48
Other	13	15	37	38	2	2	52	55
Americas (North America, Latin America, South America)	742	722	328	325	22	21	1,092	1,068

U.K.	84	82	16	11	7	7	107	100
Other	24	18	5	3	28	29	57	50
EMEA (Europe, Middle East and Africa)	108	100	21	14	35	36	164	150

Asia Pacific	32	36	10	11	15	17	57	64
Eliminations	-	-	-	-	-	-	(2)	(2)
Total	882	858	359	350	72	74	1,311	1,280

Revenues by geography (country of destination)	Legal		Tax & Accounting		Reuters News		Total
Six months ended June 30,	2018	2017	2018	2017	2018	2017	2018	2017
U.S.	1,386	1,340	641	625	37	37	2,064	2,002
Canada (country of domicile)	61	69	22	20	1	1	84	90
Other	23	30	76	73	4	4	103	107
Americas (North America, Latin America, South America)	1,470	1,439	739	718	42	42	2,251	2,199

U.K.	166	156	29	21	14	14	209	191
Other	52	34	9	8	58	56	119	98
EMEA (Europe, Middle East and Africa)	218	190	38	29	72	70	328	289

Asia Pacific	66	70	19	20	30	36	115	126
Eliminations	-	-	-	-	-	-	(4)	(3)
Total	1,754	1,699	796	767	144	148	2,690	2,611

See note 10 for disaggregated revenues from discontinued operations.